CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDINGS (Statement of Cash Flows) (Detail) - USD ($) $ in Millions		3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 17, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income (loss)		$ 518.5	$ (56.5)	$ (956.1)	$ 255.6	$ 388.2	$ 103.0	$ 457.2
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation and amortization				229.4	198.4	404.4	346.7	274.7
Stock-based compensation				16.4	15.7	30.5	20.2	21.5
Change in fair value of catalyst obligations				(6.6)	2.6	9.7	(5.6)	2.2
Deferred income taxes		(4.4)	1.9	9.8	(5.3)	(8.8)	7.2	(12.5)
Non-cash change in inventory repurchase obligations				(25.7)	35.0	25.4	(31.8)	13.8
Non-cash lower of cost or market inventory adjustment		(12.4)	0.0	(65.4)	0.0	(250.2)	351.3	(295.5)
Debt extinguishment costs		0.0	0.0	22.2	0.0			25.5
Pension and other post-retirement benefit costs				27.3	22.4	44.8	47.4	42.2
Income from equity method investee		0.0	$ (3.2)	0.0	(7.9)	(7.9)	(17.8)	(14.6)
Distributions from equity method investee				0.0	7.9	7.9	17.8	20.2
Gain on sale of assets	$ (471.1)			(471.1)	0.8	(29.9)	(43.1)	1.5
Changes in operating assets and liabilities:
Accounts receivable				403.7	(274.1)	(115.9)	240.4	(335.2)
Due to/from affiliates				6.3	12.9	12.6	(3.5)	3.2
Inventories				24.8	(124.6)	(8.0)	(1.5)	(54.7)
Prepaid and other current assets				(54.6)	(34.1)	4.4	(2.9)	(9.2)
Accounts payable				(185.9)	(34.3)	132.0	(110.7)	34.5
Accrued expenses				(360.4)	200.0	209.5	(233.0)	353.1
Deferred revenue				1.1	5.3	(0.2)	9.6	(4.8)
Other assets and liabilities				(24.5)	(28.3)	(58.9)	1.3	(52.0)
Net cash (used in) provided by operating activities				(707.9)	(76.0)	789.6	695.0	471.1
Cash flows from investing activities:
Expenditures for property, plant and equipment				(112.6)	(190.9)	(373.1)	(277.3)	(232.6)
Expenditures for deferred turnaround costs				(159.2)	(261.9)	(299.3)	(266.0)	(379.1)
Expenditures for other assets				(7.2)	(33.9)	(44.7)	(17.0)	(31.2)
Proceeds from sale of assets				529.4	0.0	36.3	48.3
Equity method investment - return of capital				0.0	0.6	0.6	2.4	1.3
Net cash (used in) provided by investing activities				(925.8)	(486.1)	(680.2)	(509.6)	(641.6)
Cash flows from financing activities:
Contributions from PBF LLC				24.4	202.5	228.5	287.0	97.0
Distribution to members				(21.1)	(59.4)	(121.6)	(52.6)	(61.2)
Payment received for affiliate note receivable								11.6
Proceeds from 2025 Senior Notes								725.0
Proceeds from affiliate notes payable								(690.2)
Proceeds from revolver borrowings				1,150.0	1,250.0	1,350.0		490.0
Repayments of revolver borrowings				(550.0)	(1,250.0)	(1,350.0)	(350.0)	(490.0)
Repayments of note payable							(5.6)	(1.2)
Settlements of catalyst obligations				(8.8)	(1.2)	(6.5)	(9.1)	10.8
Deferred financing costs and other						(1.4)	(12.8)	(13.4)
Net cash provided by (used in) financing activities				2,073.7	157.2	92.0	(149.9)	70.0
Net (decrease) increase in cash and cash equivalents						201.4	35.5	(100.5)
Cash and cash equivalents, beginning of period				763.1	561.7	561.7	526.2	626.7
Cash and cash equivalents, end of period		$ 1,203.1		1,203.1		763.1	561.7	526.2
Issuer [Member]
Cash flows from operating activities:
Net income (loss)						388.2	103.0	457.2
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation and amortization						17.0	16.9	20.0
Stock-based compensation						1.2	0.2
Non-cash change in inventory repurchase obligations						25.4	(31.8)	13.8
Non-cash lower of cost or market inventory adjustment						(250.2)	351.3	(295.5)
Debt extinguishment costs								25.5
Pension and other post-retirement benefit costs						9.2	7.8	6.6
Equity in earnings (loss) of subsidiaries						1,456.6	1,302.9	1,349.2
Changes in operating assets and liabilities:
Accounts receivable						(98.0)	213.1	(304.1)
Due to/from affiliates						(1,661.7)	(1,608.5)	(1,696.1)
Inventories						22.2	(54.2)	(6.7)
Prepaid and other current assets						2.0	(0.1)	6.9
Accounts payable						160.5	(135.6)	53.5
Accrued expenses						45.9	(43.2)	288.4
Deferred revenue						(0.3)	9.5	(4.8)
Other assets and liabilities						(13.3)	32.6	(11.8)
Net cash (used in) provided by operating activities						104.7	163.9	(97.9)
Cash flows from investing activities:
Expenditures for property, plant and equipment						(8.3)	(6.2)	(1.9)
Return on investment in subsidiaries						5.6
Due to/from affiliates						(5.7)		(0.9)
Net cash (used in) provided by investing activities						(8.4)	(6.2)	(2.8)
Cash flows from financing activities:
Contributions from PBF LLC						228.5	287.0	97.0
Distribution to members						(116.3)	(42.5)	(61.2)
Proceeds from 2025 Senior Notes								725.0
Proceeds from affiliate notes payable								(690.2)
Proceeds from revolver borrowings						1,350.0		490.0
Repayments of revolver borrowings						(1,350.0)	(350.0)	(490.0)
Due to/from affiliates						5.7		0.9
Deferred financing costs and other						(0.5)	(12.8)	(13.4)
Net cash provided by (used in) financing activities						111.7	(118.3)	57.2
Net (decrease) increase in cash and cash equivalents						208.0	39.4	(43.5)
Cash and cash equivalents, beginning of period				734.0	526.0	526.0	486.6	530.1
Cash and cash equivalents, end of period						734.0	526.0	486.6
Guarantors Subsidiaries [Member]
Cash flows from operating activities:
Net income (loss)						(1,456.6)	(1,302.9)	(1,349.2)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation and amortization						379.5	322.0	247.0
Stock-based compensation						29.3	20.0	21.5
Change in fair value of catalyst obligations						9.7	(5.6)	2.2
Distribution received from subsidiaries								7.2
Pension and other post-retirement benefit costs						35.6	39.6	35.6
Gain on sale of assets						(29.9)	(43.1)	1.5
Equity in earnings (loss) of subsidiaries						16.8	(28.7)	(1.3)
Changes in operating assets and liabilities:
Accounts receivable						0.6	0.4	0.4
Due to/from affiliates						1,735.4	1,483.8	1,709.8
Prepaid and other current assets						2.6	(2.9)	(14.4)
Accounts payable						(31.1)	31.0	(28.1)
Accrued expenses						7.4	20.6	(38.0)
Deferred revenue						0.1	0.1
Other assets and liabilities						(36.0)	(10.2)	(19.1)
Net cash (used in) provided by operating activities						663.4	524.1	575.1
Cash flows from investing activities:
Expenditures for property, plant and equipment						(351.8)	(268.9)	(230.2)
Expenditures for deferred turnaround costs						(299.3)	(266.0)	(379.1)
Expenditures for other assets						(44.7)	(17.0)	(31.2)
Proceeds from sale of assets						36.3	48.3
Due to/from affiliates						(5.7)		(0.9)
Net cash (used in) provided by investing activities						(659.5)	(503.6)	(640.5)
Cash flows from financing activities:
Distribution to members						(5.3)	(10.1)
Payment received for affiliate note receivable								11.6
Repayments of note payable							(5.6)
Settlements of catalyst obligations						(6.5)	(9.1)	10.8
Due to/from affiliates						5.7		0.9
Deferred financing costs and other						(0.9)
Net cash provided by (used in) financing activities						(7.0)	(24.8)	22.1
Net (decrease) increase in cash and cash equivalents						(3.1)	(4.3)	(43.3)
Cash and cash equivalents, beginning of period				6.0	9.1	9.1	13.4	56.7
Cash and cash equivalents, end of period						6.0	9.1	13.4
Non-Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net income (loss)						(16.8)	28.7	1.3
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation and amortization						7.9	7.8	7.7
Deferred income taxes						(8.8)	7.2	(12.5)
Income from equity method investee						(7.9)	(17.8)	(14.6)
Distributions from equity method investee						7.9	17.8	20.2
Changes in operating assets and liabilities:
Accounts receivable						(18.5)	26.9	(31.5)
Due to/from affiliates						(61.1)	121.2	(10.5)
Inventories						(30.2)	52.7	(48.0)
Prepaid and other current assets						(0.2)	0.1	(1.7)
Accounts payable						2.6	(6.1)	7.6
Accrued expenses						156.2	(210.4)	102.7
Other assets and liabilities						(9.6)	(21.1)	(21.1)
Net cash (used in) provided by operating activities						21.5	7.0	(0.4)
Cash flows from investing activities:
Expenditures for property, plant and equipment						(13.0)	(2.2)	(0.5)
Equity method investment - return of capital						0.6	2.4	1.3
Net cash (used in) provided by investing activities						(12.4)	0.2	0.8
Cash flows from financing activities:
Net cash provided by (used in) financing activities						(12.6)	(6.8)	(15.6)
Net (decrease) increase in cash and cash equivalents						(3.5)	0.4	(15.2)
Cash and cash equivalents, beginning of period				23.1	26.6	26.6	26.2	41.4
Cash and cash equivalents, end of period						23.1	26.6	26.2
Combining and Consolidated Adjustments [Member]
Cash flows from operating activities:
Net income (loss)						1,473.4	1,274.2	1,347.9
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Distribution received from subsidiaries								(7.2)
Equity in earnings (loss) of subsidiaries						(1,473.4)	(1,274.2)	(1,347.9)
Changes in operating assets and liabilities:
Accounts payable								1.5
Net cash (used in) provided by operating activities								(5.7)
Cash flows from investing activities:
Return on investment in subsidiaries						(5.6)
Due to/from affiliates						5.7		0.9
Net cash (used in) provided by investing activities						0.1		0.9
Cash flows from financing activities:
Due to/from affiliates						(5.7)		(0.9)
Net cash provided by (used in) financing activities						(0.1)		6.3
Net (decrease) increase in cash and cash equivalents								1.5
Cash and cash equivalents, beginning of period								(1.5)
Rail Term Loan [Member]
Cash flows from financing activities:
Repayments of PBF Rail Term Loan				$ (3.6)	$ (3.5)	(7.0)	(6.8)	(6.6)
Rail Term Loan [Member] | Non-Guarantor Subsidiaries [Member]
Cash flows from financing activities:
Repayments of PBF Rail Term Loan						(7.0)	$ (6.8)	(6.6)
Rail Facility [Member]
Cash flows from financing activities:
Repayments of note payable								(1.2)
Rail Facility [Member] | Guarantors Subsidiaries [Member]
Cash flows from financing activities:
Repayments of note payable								(1.2)
Collins Pipeline Company And T&M Terminal Company [Member]
Cash flows from financing activities:
Distribution to members								(1.8)
Collins Pipeline Company And T&M Terminal Company [Member] | Non-Guarantor Subsidiaries [Member]
Cash flows from financing activities:
Distribution to members						(5.6)		(9.0)
Collins Pipeline Company And T&M Terminal Company [Member] | Combining and Consolidated Adjustments [Member]
Cash flows from financing activities:
Distribution to members						$ 5.6		$ 7.2